Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000816761
Document Type	8-K/A
Amendment Description	On November 7, 2019, Teradata Corporation (the “Company” or “Teradata”) filed a Current Report on Form 8-K (“Original Form 8-K”) reporting that, on November 4, 2019, the Company’s Board of Directors (the “Board”) elected Victor L. Lund as Interim President and Chief Executive Officer (“CEO”) of the Company, effective as of November 5, 2019, with Mr. Lund also remaining on the Board as its Executive Chairman. At the time of filing of the Original Form 8-K, Mr. Lund’s compensation arrangements as Interim President and CEO had not yet been determined. In accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this Current Report on Form 8-K/A to disclose certain compensation arrangements granted to Mr. Lund in connection with such election. No other changes have been made to the Original Form 8-K.
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	TERADATA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33458
Entity Tax Identification Number	75-3236470
Entity Address, Address Line One	17095 Via Del Campo
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	866
Local Phone Number	548-8348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false